Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity/(Deficit) - USD ($) $ in Thousands	Total	Common Stock [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]
Beginning balance at Dec. 31, 2021	$ (17,249)	$ 0	$ 21,348	$ 143	$ (17,392)	$ 0
Beginning balance, shares at Dec. 31, 2021		875,279	10,329,265
Issuance of convertible preferred stock, net of issuance costs			$ 96,676
Issuance of convertible preferred stock, net of issuance costs, shares			23,007,017
Stock-based compensation expense	1,518			1,518
Net loss	(28,476)				(28,476)
Other comprehensive income (loss)	(161)					(161)
Ending balance at Dec. 31, 2022	(44,368)	$ 0	$ 118,024	1,661	(45,868)	(161)
Ending balance, shares at Dec. 31, 2022		875,279	33,336,282
Exercise of common stock options	5	$ 1		4
Exercise of common stock options, shares		2,798
Conversion of convertible preferred stock to common stock in connection with the Reverse Merger	118,024	$ 1	$ (118,024)	118,023
Conversion of convertible preferred stock to common stock in connection with the Reverse Merger, shares		7,269,183	(33,336,282)
Issuance of common stock and pre-funded warrants in the pre-closing financing, net of issuance costs	67,750			67,750
Issuance of common stock and pre-funded warrants in the pre-closing financing, net of issuance costs, shares		2,873,988
Issuance of common stock to former stockholders of Magenta Therapeutics, Inc. in connection with the Reverse Merger	71,825			71,825
Issuance of common stock to former stockholders of MagentaTherapeutics, Inc. in connection with the Reverse Merger, shares		3,796,448
Adjustment for change in common stock par value in connection with the Reverse Merger		$ 13		(13)
Reverse recapitalization transaction costs	(3,919)			(3,919)
Stock-based compensation expense	2,900			2,900
Net loss	(43,555)				(43,555)
Other comprehensive income (loss)	208					208
Ending balance at Dec. 31, 2023	$ 168,870	$ 15	$ 0	$ 258,231	$ (89,423)	$ 47
Ending balance, shares at Dec. 31, 2023		14,817,696	0